American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
April 30, 2024

One Choice Blend+ 2025 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.4%
Avantis Core Fixed Income Fund G Class	1,116,543	9,055,161
Avantis Short-Term Fixed Income Fund G Class	129,009	1,207,524
High Income Fund G Class	199,601	1,684,631
Inflation-Adjusted Bond Fund G Class	154,279	1,573,650
Short Duration Inflation Protection Bond Fund G Class	157,693	1,600,584
		15,121,550
Domestic Equity Funds — 33.2%
American Century Low Volatility ETF	29,335	1,436,808
Avantis U.S. Equity Fund G Class	226,680	3,703,946
Avantis U.S. Small Cap Value Fund G Class	22,179	359,748
Focused Large Cap Value Fund G Class	273,563	2,809,492
Growth Fund G Class	44,856	2,434,761
Heritage Fund G Class	11,835	324,627
Mid Cap Value Fund G Class	43,643	685,632
Small Cap Growth Fund G Class(2)	17,200	358,269
		12,113,283
International Equity Funds — 12.9%
Avantis Emerging Markets Equity Fund G Class	28,739	329,922
Avantis International Equity Fund G Class	150,583	1,772,356
Focused International Growth Fund G Class	58,652	964,232
Global Real Estate Fund G Class	37,686	441,683
International Small-Mid Cap Fund G Class	9,293	90,602
International Value Fund G Class	128,557	1,106,876
		4,705,671
International Fixed Income Funds — 12.5%
Emerging Markets Debt Fund G Class	74,405	646,577
Global Bond Fund G Class	459,473	3,923,895
		4,570,472
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $34,781,851)		36,510,976
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$36,510,976

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$7,092	$4,980	$3,097	$80	$9,055	1,117	$(300)	$295
Avantis Short-Term Fixed Income Fund	893	621	321	15	1,208	129	(10)	29
High Income Fund	1,394	873	647	65	1,685	200	(40)	89
Inflation-Adjusted Bond Fund	1,263	798	533	45	1,573	154	(94)	53
Short Duration Inflation Protection Bond Fund	1,253	833	530	45	1,601	158	(40)	42
American Century Low Volatility ETF	954	628	238	93	1,437	29	3	15
Avantis U.S. Equity Fund	2,716	1,659	996	325	3,704	227	33	46
Avantis U.S. Small Cap Value Fund	268	135	66	23	360	22	2	6
Focused Large Cap Value Fund	1,995	1,315	622	121	2,809	274	(28)	93
Growth Fund	1,777	1,105	697	249	2,434	45	28	100
Heritage Fund	247	138	92	32	325	12	7	2
Mid Cap Value Fund	477	333	140	16	686	44	(17)	33
Small Cap Growth Fund(3)	257	168	80	13	358	17	2	—
Avantis Emerging Markets Equity Fund	266	157	106	13	330	29	—	11
Avantis International Equity Fund	1,242	885	412	57	1,772	151	9	54
Focused International Growth Fund	669	507	240	28	964	59	(8)	12
Global Real Estate Fund	316	214	111	22	441	38	(23)	15
International Small-Mid Cap Fund	73	43	31	6	91	9	(3)	2
International Value Fund	769	525	220	33	1,107	129	5	54
Emerging Markets Debt Fund	559	335	252	5	647	74	(21)	30
Global Bond Fund	3,088	1,997	1,304	143	3,924	459	(159)	96
	$27,568	$18,249	$10,735	$1,429	$36,511	3,376	$(654)	$1,077
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.